Significant Accounting Policies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013
Accounting Policies [Abstract]
Minimum likelihood for the realization in order to recognize tax benefit from uncertain tax positions			50.00%
Other income	$ 30.1	$ 33.1